Related Party Disclosures (Details)	12 Months Ended
Dec. 31, 2019
Management Fees
Monthly management fee	8.33%
Percent value of net assets of the Trust	0.40%
Monthly expense including management fee	8.33%
Threshold percent value of net assets of trust to calculate management fee	0.65%